Summary of Significant Accounting Policies: Recently Issued Accounting Pronouncements (Policies)	12 Months Ended
Dec. 31, 2011
Recently Issued Accounting Pronouncements:
Recently Issued Accounting Pronouncements

(ee)         Recently issued accounting pronouncements

Fair value measurement

In May 2011, the FASB issued Accounting Standards Update (“ASU”) 2011-04, “Fair Value Measurement” (“ASU 2011-04”). The amendments in ASU 2011-04 result in common fair value measurement and disclosure requirements in U.S. GAAP and IFRS. Consequently, the amendments change the wording used to describe many of the requirements in U.S. GAAP for measuring fair value and for disclosing information about fair value measurements. The amendments include those that clarify the FASB’s intent about the application of existing fair value measurement and disclosure requirements, and those that change a particular principle or requirement for measuring fair value or for disclosing information about fair value measurements. The Group will initially adopt ASU 2011-04 for the 2012 annual reporting and does not expect that it will have a material impact on the Group’s financial position and results of operations.

Comprehensive income

In June 2011, the FASB issued ASU 2011-05, “Comprehensive Income” (“ASU 2011-05”) that amends Topic 220, “Comprehensive Income”, of the FASB Codification. ASU 2011-05 clarifies the options of separate or combined presentation of profits and losses and other comprehensive income, describes items grouping, profit tax presentation and other matters. ASU 2011-05 is effective for the first interim or annual period beginning on or after December 15, 2011. The Group is subject to ASU 2011-05 from January 1, 2012, and as the amendments impact presentation requirements only, the adoption of ASU 2011-05 is not expected to have a material impact on the Group’s consolidated financial statements.

Intangibles – goodwill and other

In September 2011, the FASB issued ASU 2011-08, “Intangible – Goodwill and Other” (“ASU 2011-08”) that amends Topic 350, “Testing Goodwill for Impairment”, of the FASB Codification. ASU 2011-08 simplifies how entities test goodwill for impairment and permits an entity to first assess qualitative factors to determine whether it is more likely than not that the fair value of a reporting unit is less than its carrying amount as a basis for determining whether it is necessary to perform the two-step goodwill impairment test. If such a decline in fair value is deemed more likely than not to have occurred, then the quantitative goodwill impairment test that exists under current GAAP must be completed; otherwise, goodwill is deemed to be not impaired and no further testing is required until the next annual test date (or sooner if conditions or events before that date raise concerns of potential impairment in the business). The more-likely-than-not threshold is defined as having a likelihood of more than 50 percent. An entity has the option to bypass the qualitative assessment for any reporting unit in any period and proceed directly to performing the first step of the two-step goodwill impairment test. An entity may resume performing the qualitative assessment in any subsequent period. ASU 2011-08 is effective for annual and interim goodwill impairment tests performed for fiscal years beginning after December 15, 2011, with early adoption permitted. The Group is subject to ASU 2011-08 from January 1, 2012, and does not expect ASU 2011-08 to have a material impact on the Group’s financial position and results of operations.

Retirement benefit obligations

In September 2011, the FASB issued ASU 2011-09, “Compensation – Retirement Benefits –Multiemployer Plans” (“ASU 2011-09”) that amends subtopic 715-80, “Disclosures about an Employer’s Participation in a Multiemployer Plan”, of the FASB Codification. ASU 2011-09 requires additional disclosures about an employer’s participation in a multiemployer pension plan. ASU 2011-09 is effective for annual periods for fiscal years ending after December 15, 2011, with early adoption permitted. The Group is subject to ASU 2011-09 from January 1, 2012, and as the amendments impact presentation requirements only, the adoption of ASU 2011-09 does not expect to have a material impact on the Group’s consolidated financial statements.

Disclosures about offsetting assets and liabilities

In December 2011, the FASB issued ASU 2011-11, “Balance Sheet (topic 210), Disclosures about Offsetting Assets and Liabilities” (“ASU 2011-11”), which requires entities to disclose information about offsetting and related arrangements of financial instruments and derivative instruments and will be applied retrospectively for all comparative periods presented. ASU 2011-11 is effective for annual reporting periods beginning on or after January 1, 2013, and interim periods within those annual periods. The Group is currently evaluating the impact that the adoption will have on the consolidated financial statements.

Other comprehensive income

In December 2011, the FASB issued ASU 2011-12, “Deferral of the Effective Date for Amendments to the Presentation of Reclassifications of Items Out of Accumulated Other Comprehensive Income in Accounting Standards Update No. 2011-05” (“ASU 2011-12”). ASU 2011-12 defers the specific requirement to present items that are reclassified from accumulated other comprehensive income to net income separately with their respective components of net income and other comprehensive income. While the FASB is considering the operational concerns about the presentation requirements for reclassification adjustments and the needs of financial statement users for additional information about reclassification adjustments, entities should continue to report reclassifications out of accumulated other comprehensive income consistent with the presentation requirements in effect before ASU 2011-05. The amendments in ASU 2011-12 are effective for public entities for fiscal years, and interim periods within those years, beginning after December 15, 2011. It is not expected to have a material impact on the Group’s financial position or results of operations, or even disclosures, since it is deferring a previously required disclosure item until further deliberations are complete.

There were various other updates recently issued, most of which represented technical corrections to the accounting literature or application to specific industries and are not expected to a have a material impact on the financial position, results of operations or cash flows of the Group.

Reclassifications

Certain reclassifications have been made to the prior periods’ consolidated financial statements to conform to the current year presentation. Such reclassifications affect the presentation of certain items in the consolidated balance sheet and the consolidated statement of income and comprehensive income (loss), and have no impact on net income or equity.